Investments in Unconsolidated Entities (Details) ¥ in Millions				12 Months Ended
	Aug. 15, 2016 USD ($)	Aug. 15, 2016 CNY (¥)	Jun. 02, 2016 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Nov. 08, 2019
Investments in Unconsolidated Entities (Details) [Line Items]
Percentage of ownership transferred			10.00%
Beijing Tianyuebowen Science and Technology Co., Ltd. [Member]
Investments in Unconsolidated Entities (Details) [Line Items]
Equity method investments | $					$ 140,000
Impairment of investments			¥ 0.9	$ 131,050
Zhongtai International Education Technology [Member]
Investments in Unconsolidated Entities (Details) [Line Items]
Equity method investments		¥ 1.0			$ 150,000
Impairment of investments	$ 145,611	¥ 1.0
Equity Method Investment [Member]
Investments in Unconsolidated Entities (Details) [Line Items]
Percentage of equity interest		15.00%				70.00%
Equity Method Investment [Member] | Beijing Tianyuebowen Science and Technology Co., Ltd. [Member]
Investments in Unconsolidated Entities (Details) [Line Items]
Percentage of equity interest			10.00%
Equity Method Investment [Member] | Zhongtai International Education Technology [Member]
Investments in Unconsolidated Entities (Details) [Line Items]
Percentage of equity interest		15.00%
RMB [Member] | Beijing Tianyuebowen Science and Technology Co., Ltd. [Member]
Investments in Unconsolidated Entities (Details) [Line Items]
Equity method investments | ¥			¥ 0.9